Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,302,000
Previously Paid Amount	0.00
Total Fee Amount	2,802.04
Total Offset Amount	0.00
Net Fee	2,802.04
Narrative - Max Aggregate Offering Price	$ 18,302,000
Final Prospectus	true